                              [PHOTO APPEARS HERE]


                                   AIM MONEY
                                  MARKET FUND

[AIM LOGO APPEARS HERE]          ANNUAL REPORT                DECEMBER 31, 1996

                                                               Chairman's Letter

                   Dear Fellow Shareholder:

                   We are pleased to send you this report on AIM Money Market
     [PHOTO OF     Fund for its 1996 fiscal year, a year during which interest
     Charles T.    rates fluctuated considerably even though Federal Reserve
       Bauer,      Board policy remained constant.
    Chairman of       In January 1996, the Federal Reserve Board lowered the
    the Board of   Federal Funds rate, which acts as a target for other interest
     the Fund,     rates, to 5.25%, as concern focused on the possibility of an
   APPEARS HERE]   economic downturn. That target rate was unchanged the rest of the year. However, other interest rates varied as economic signals shifted and markets attempted to foretell Fed action.

   Instead of producing the threatened downturn, the economy grew at an annual rate of 4.7% during the second quarter of the year. Rates rose in response, as markets factored in the possibility the Fed would boost rates if it thought economic overheating was imminent. From 4.97% at the opening of the fiscal year, the yield on a three-month Treasury bill rose to a 1996 high of 5.36% on September 5. At longer maturities, rates rose more than 100 basis points. (A basis point is one one-hundredth of a percentage point.)
   As the year advanced, economic growth appeared to settle at a sustainable, noninflationary rate: 2.1% for the third quarter of 1996. For the year, the economy grew at an annual rate of 2.5%. Inflation, likewise, continued to be tame. For all of 1996, the core rate of inflation for producer prices was a mere 0.6%.
   Interest rates receded as such data changed market expectations and the likelihood faded that the Fed would raise the 5.25% Federal Funds benchmark. Yield on the three-month Treasury bill retreated to 5.17% by the time the fiscal year closed. The advance and then decline in interest rates over the course of 1996 led one market strategist to dub it "a round-trip year."
   While market expectations shifted during the fiscal year, the Fund continued to produce steady income. As of December 31, 1996, the seven-day yield was 4.50% for Class A Shares of the Fund, 3.76% for Class B Shares, and 4.49% for Class C Shares. Net assets of the Fund stood at $694.5 million at the close of the fiscal year, up from $584.8 million as it opened.
   Because markets were changeable during 1996, AIM Money Market Fund managers gradually shortened the weighted average maturity of the Fund's portfolio to the 25- to 30-day range. The weighted average maturity of the portfolio was 26 days at the close of the fiscal year, down from 34 days as it opened. Although Fed policy is expected to remain on hold for the near term, Fund managers remain cautious and therefore will maintain this short maturity structure, which enables the Fund to respond swiftly to any change in the market environment.
   AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments, including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
   If you have any questions or comments about this report, please call our Client Services department at 800-959-4246 during normal business hours. As always, we are pleased to respond to your inquiries. For automated account information 24 hours per day, please dial the AIM Investor Line toll-free at 800-246-5463 or visit our Internet Web site at http://www.aimfunds.com.
   Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Respectfully submitted,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                        -------------------------------
                               The advance and
                        then decline in interest rates
                           over the course of 1996
                          led one market strategist
                                  to dub it
                             "a round-trip year."
                        -------------------------------

SCHEDULE OF INVESTMENTS

December 31, 1996

                                             PAR
                                 MATURITY   (000)      VALUE
COMMERCIAL PAPER-43.99%(a)

ASSET-BACKED SECURITIES-17.04%

Asset Securitization
  Cooperative Corp.
  5.33%                          01/15/97  $12,000  $ 11,975,127
----------------------------------------------------------------
  5.32%                          03/11/97   15,000    14,847,050
----------------------------------------------------------------
  5.35%                          03/11/97    6,000     5,938,475
----------------------------------------------------------------
Delaware Funding Corp.
  5.34%                          01/31/97   13,000    12,942,150
----------------------------------------------------------------
  5.40%                          02/18/97   20,000    19,856,000
----------------------------------------------------------------
Monte Rosa Capital Corp.
  5.50%                          01/22/97   16,000    15,948,667
----------------------------------------------------------------
  5.36%                          03/12/97    4,000     3,958,311
----------------------------------------------------------------
Receivables Capital Corp.
  5.46%                          01/08/97   15,000    14,984,075
----------------------------------------------------------------
  5.43%                          01/16/97    7,000     6,984,162
----------------------------------------------------------------
Sheffield Receivables Corp.
  5.37%                          02/07/97   11,000    10,939,289
----------------------------------------------------------------
                                                     118,373,306
----------------------------------------------------------------

AUTOMOBILE-2.12%

Ford Motor Credit Co.
  5.32%                          04/28/97   15,000    14,740,650
----------------------------------------------------------------

FINANCE (ASSET
  MANAGEMENT)-5.73%

Merrill Lynch & Co., Inc.
  5.35%                          02/04/97   25,000    24,873,681
----------------------------------------------------------------
  5.35%                          02/10/97   15,000    14,910,833
----------------------------------------------------------------
                                                      39,784,514
----------------------------------------------------------------

FINANCE (BUSINESS CREDIT)-2.15%

National Rural Utilities
  Cooperative Finance Corp.
  5.29%                          02/11/97   10,000     9,939,752
----------------------------------------------------------------
Pitney Bowes Credit Corp.
  5.36%                          01/16/97    5,000     4,988,833
----------------------------------------------------------------
                                                      14,928,585
----------------------------------------------------------------

FINANCE (CONSUMER CREDIT)-3.56%

International Lease Finance
  Corp.
  5.31%                          03/04/97   15,000    14,862,825
----------------------------------------------------------------
  5.29%                          03/26/97   10,000     9,876,566
----------------------------------------------------------------
                                                      24,739,391
----------------------------------------------------------------

FINANCE (MISCELLANEOUS)-0.71%

BTR Dunlop Finance Inc.
  5.33%                          03/06/97    5,000     4,952,622
----------------------------------------------------------------

FINANCE (PERSONAL CREDIT)-2.67%

Student Loan Corp.
  5.27%                          03/12/97   10,000     9,897,528
----------------------------------------------------------------
Transamerica Finance Corp.
  5.32%                          03/12/97    8,700     8,610,004
----------------------------------------------------------------
                                                      18,507,532
----------------------------------------------------------------

                                             PAR
                                 MATURITY   (000)      VALUE
MEDICAL (DRUGS)-2.14%

Bayer Corp.
  5.30%                          03/03/97  $15,000  $ 14,865,292
----------------------------------------------------------------

OIL & GAS (INTEGRATED)-6.30%

Mobil Australia Finance Co.
  Inc.
  5.30%                          02/28/97   10,000     9,914,611
----------------------------------------------------------------
  5.37%                          03/18/97   24,172    23,897,970
----------------------------------------------------------------
Petrofina Delaware, Inc.
  5.40%                          01/27/97   10,000     9,961,000
----------------------------------------------------------------
                                                      43,773,581
----------------------------------------------------------------

PUBLISHING-0.71%

McGraw-Hill Inc.
  5.32%                          03/11/97    5,000     4,949,017
----------------------------------------------------------------

TELEPHONE-0.86%

MCI Communications Corp.
  5.30%                          02/20/97    6,000     5,955,833
----------------------------------------------------------------
      Total Commercial Paper                         305,570,323
----------------------------------------------------------------

MEDIUM-TERM NOTES-2.45%

FINANCE (BUSINESS CREDIT)-1.73%

CIT Group Holdings (The),
  Inc.(b)
  5.61%                          03/19/97   12,000    11,998,297
----------------------------------------------------------------

OIL & GAS (INTEGRATED)-0.72%

Shell Oil Co.
  6.00%                          01/15/97    5,000     5,000,800
----------------------------------------------------------------
      Total Medium-Term Notes                         16,999,097
----------------------------------------------------------------

MASTER NOTE AGREEMENTS-13.68%

Citicorp Securities, Inc.(c)
  7.25%                          01/27/97   48,000    48,000,000
----------------------------------------------------------------
Goldman Sachs & Co.(d)
  7.13%                          04/23/97   19,000    19,000,000
----------------------------------------------------------------
Morgan (J.P.) Securities,
  Inc.(e)
  5.563%                         04/07/97   28,000    28,000,000
----------------------------------------------------------------
      Total Master Note
         Agreements                                   95,000,000
----------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-6.42%

Federal National Mortgage
  Association
  5.29%(f)                       06/02/99   32,000    32,000,000
----------------------------------------------------------------
Student Loan Marketing
  Association
  5.24%(f)                       08/20/98    2,600     2,600,000
----------------------------------------------------------------
  5.26%(f)                       02/08/99   10,000    10,003,558
----------------------------------------------------------------
      Total U.S. Government
         Agency Securities                            44,603,558
----------------------------------------------------------------
      Total Investments
         (excluding Repurchase
         Agreements)                                 462,172,978
----------------------------------------------------------------

REPURCHASE AGREEMENTS(g)-26.81%

Dresdner Securities (USA),
  Inc.(h)
  7.05%                          01/02/97   96,167    96,166,506
----------------------------------------------------------------
HSBC Securities, Inc.(i)
  7.05%                          01/02/97   30,000    30,000,000
----------------------------------------------------------------

                                             PAR
                                 MATURITY   (000)      VALUE

REPURCHASE AGREEMENTS-(CONTINUED)

SBC Capital Markets Inc.(j)
  6.25%                          01/02/97  $30,000  $ 30,000,000
----------------------------------------------------------------
UBS Securities Inc.(k)
  7.05%                          01/02/97   30,000    30,000,000
----------------------------------------------------------------
      Total Repurchase
         Agreements                                  186,166,506
----------------------------------------------------------------
TOTAL INVESTMENTS-93.35%                             648,339,484(l)
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-6.65%                                   46,183,911
----------------------------------------------------------------
NET ASSETS-100.00%                                  $694,523,395
================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rate is redetermined daily. Rate shown is the rate in effect on December 31, 1996.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven calendar days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on December 31, 1996.
(f) Interest rates are redetermined weekly. Rates shown are the rates in effect on December 31, 1996.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/96 with a maturing value of $100,039,167. Collateralized by $136,515,003 U.S. Government obligations, 0% to 9.00% due 01/01/09 to 08/01/34.
(i) Joint repurchase agreement entered into 12/31/96 with a maturing value of $300,117,500. Collateralized by $633,913,662 U.S. Government obligations,
    0% to 8.00% due 07/16/97 to 11/01/35.
(j) Joint repurchase agreement entered into 12/31/96 with a maturing value of $400,138,889. Collateralized by $473,268,844 U.S. Government obligations, 5.035% to 7.679% due 03/03/97 to 03/01/33 and $44,915,000 U.S. Treasury
    obligations, 0% due 02/15/09 to 11/15/13.
(k) Joint repurchase agreement entered into 12/31/96 with a maturing value of $550,215,417. Collateralized by $732,485,305 U.S. Government obligations, 0% to 9.50% due 01/01/98 to 12/15/26.
(l) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)      $462,172,978
---------------------------------------------------------
Repurchase agreements                         186,166,506
---------------------------------------------------------
Receivables for:
  Capital stock sold                           77,420,534
---------------------------------------------------------
  Interest                                        891,168
---------------------------------------------------------
Investment for deferred compensation plan          85,314
---------------------------------------------------------
Other assets                                      139,530
---------------------------------------------------------
    Total assets                              726,876,030
---------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                     31,044,304
---------------------------------------------------------
  Dividends                                       186,678
---------------------------------------------------------
  Deferred compensation plan                       85,314
---------------------------------------------------------
Accrued advisory fees                             306,767
---------------------------------------------------------
Accrued administrative service fees                 6,175
---------------------------------------------------------
Accrued distribution fees                         509,055
---------------------------------------------------------
Accrued operating expenses                         25,729
---------------------------------------------------------
Accrued transfer agent fees                       188,613
---------------------------------------------------------
    Total liabilities                          32,352,635
---------------------------------------------------------
Net assets applicable to shares outstanding  $694,523,395
=========================================================
NET ASSETS:

Class A                                      $287,905,201
=========================================================
Class B                                      $ 91,148,487
=========================================================
Class C                                      $315,469,707
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                       287,864,283
=========================================================
Class B                                        91,170,897
=========================================================
Class C                                       315,473,235
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $       1.00
=========================================================
  Offering price per share:
    (Net asset value of $1.00 divided by
      94.50%)                                $       1.06
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $       1.00
=========================================================
Class C:
  Net asset value, offering and redemption
    price per share                          $       1.00
=========================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 1996

INVESTMENT INCOME:

Interest                                      $40,647,910
---------------------------------------------------------

EXPENSES:

Advisory fees                                   4,136,659
---------------------------------------------------------
Custodian fees                                     80,854
---------------------------------------------------------
Distribution fees -- Class A                      666,569
---------------------------------------------------------
Distribution fees -- Class B                      990,337
---------------------------------------------------------
Distribution fees -- Class C                      964,703
---------------------------------------------------------
Trustees' fees                                     10,124
---------------------------------------------------------
Transfer agent fees -- Class A                    582,756
---------------------------------------------------------
Transfer agent fees -- Class B                    266,042
---------------------------------------------------------
Transfer agent fees -- Class C                    741,975
---------------------------------------------------------
Administrative service fees                        58,665
---------------------------------------------------------
Other                                             354,001
---------------------------------------------------------
    Total expenses                              8,852,685
---------------------------------------------------------
Less: Expenses paid indirectly                    (11,126)
---------------------------------------------------------
    Net expenses                                8,841,559
---------------------------------------------------------
Net investment income                          31,806,351
---------------------------------------------------------
Net realized gain on sales of investments         108,101
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $31,914,452
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 1996 and 1995

                                                                  1996            1995
OPERATIONS:

  Net investment income                                       $ 31,806,351    $ 22,864,306
------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities       108,101         (93,121)
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        31,914,452      22,771,185
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                      (11,567,004)     (8,071,868)
------------------------------------------------------------------------------------------
  Class B                                                       (3,560,364)     (1,577,348)
------------------------------------------------------------------------------------------
  Class C                                                      (16,678,983)    (13,215,090)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       66,344,581      72,633,973
------------------------------------------------------------------------------------------
  Class B                                                       21,306,761      35,865,178
------------------------------------------------------------------------------------------
  Class C                                                       21,970,272     (66,448,589)
------------------------------------------------------------------------------------------
    Net increase in net assets                                 109,729,715      41,957,441
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          584,793,680     542,836,239
------------------------------------------------------------------------------------------
  End of period                                               $694,523,395    $584,793,680
==========================================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $694,508,415    $584,886,801
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investments                                                     14,980         (93,121)
------------------------------------------------------------------------------------------
                                                              $694,523,395    $584,793,680
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1996

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares. Class A shares are sold with a front-end sales charge. Class B shares are sold with a contingent deferred sales charge. Class C shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations -- The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Dividends to shareholders are declared daily and are paid monthly.

C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1996, AIM was reimbursed $58,665 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1996, the Fund paid AFS $897,280 for such services.
  The Fund received reductions in transfer agency fees payable to AFS of $11,126 from dividends received on balances in cash management bank accounts which resulted in a reduction in the Fund's total expenses.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, the Class B shares and the Class C shares of the Fund. The Trust has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays to AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and the Class C shares. The Class A and C Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more assignees, its rights to all or a portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges payable to AIM Distributors related to the Class B shares. During the year ended December 31, 1996, the Class A shares, the Class B shares and the Class C shares paid AIM Distributors $666,569, $990,337 and $964,703, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $736,782 from sales of the Class A shares of the Fund during the year ended December 31, 1996. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1996, AIM Distributors received $211,316 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1996, the Fund paid legal fees of $4,488 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1996 and 1995 were as follows:

                                                                       1996                                 1995
                                                         ---------------------------------    ---------------------------------
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                         --------------    ---------------    --------------    ---------------
Sold:
  Class A                                                 2,107,832,986    $ 2,107,832,986     1,236,115,617    $ 1,236,115,617
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                   334,518,591        334,518,591       150,618,548        150,618,548
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C                                                 3,871,719,488      3,871,719,488     3,387,330,655      3,387,330,655
-----------------------------------------------------    ---------------------------------    ---------------------------------
Issued as reinvestment of dividends:
  Class A                                                    10,061,164         10,061,164         7,057,740          7,057,740
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                     3,197,896          3,197,896         1,412,061          1,412,061
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C                                                    14,185,926         14,185,926        10,700,895         10,700,895
-----------------------------------------------------    ---------------------------------    ---------------------------------
Reacquired:
  Class A                                                (2,051,549,569)    (2,051,549,569)   (1,170,539,384)    (1,170,539,384)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class B                                                  (316,409,726)      (316,409,726)     (116,165,431)      (116,165,431)
-----------------------------------------------------    ---------------------------------    ---------------------------------
  Class C                                                (3,863,935,142)    (3,863,935,142)   (3,464,480,139)    (3,464,480,139)
-----------------------------------------------------    ---------------------------------    ---------------------------------
                                                            109,621,614    $   109,621,614        42,050,562    $    42,050,562
=====================================================    =================================    =================================

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share, a Class B share and a Class C share outstanding during each of the years in the three-year period ended December 31, 1996 and the period October 16, 1993 (date operations commenced) through December 31, 1993.

                                         CLASS A SHARES                                   CLASS B SHARES
                          --------------------------------------------      ---------------------------------------------
                            1996         1995      1994        1993           1996         1995        1994        1993
                          --------     --------   -------    --------       --------       ------    --------    --------
Net asset value,
 beginning of period      $   1.00     $   1.00      1.00    $   1.00       $   1.00         1.00    $   1.00    $   1.00
------------------------  --------     --------   -------    --------       --------       ------    --------    --------
Income from investment
 operations:
 Net investment income      0.0433       0.0495    0.0337      0.0048         0.0360        .0419      0.0259      0.0032
------------------------  --------     --------   -------    --------       --------       ------    --------    --------
Less distributions:
 Dividends from net
   investment income       (0.0433)     (0.0495)  (0.0337)    (0.0048)       (0.0360)       .0419)    (0.0259)    (0.0032)
------------------------  --------     --------   -------    --------       --------      -------    --------    --------
Net asset value, end of
 period                   $   1.00     $   1.00      1.00    $   1.00       $   1.00         1.00    $   1.00    $   1.00
========================  ========     ========   ========   ========       =========     =======    ========    ========
Total return(a)               4.42%        5.06%     3.43%       2.27%(e)       3.66%        4.27%       2.62%       1.51%(e)
========================  ========     ========   ========   ========       =========     =======    ========    ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $287,905     $221,487   148,886    $ 81,460       $ 91,148      $69,857    $ 33,999    $  1,289
========================  ========     ========   ========   ========       =========     =======    ========    ========
Ratio of expenses to
 average net assets           1.07%(b)(c)  1.03%     0.97%(d)    1.00%(d)(e)    1.81%(b)(c)  1.78%      1.78%(f)     1.75%(e)(f)
========================  ========     ========   ========   ========       =========     =======    ========    ========
Ratio of net investment
 income to average net
 assets                       4.34%(b)     4.91%     3.53%(d)    2.27%(d)(e)    3.60%(b)     4.14%      3.14%(f)     1.54%(e)(f)
========================  ========     ========   ========   ========       =========     =======    ========    ========

                                        CLASS C SHARES
                          -------------------------------------------
                            1996        1995       1994        1993
                          --------    --------   --------    --------
Net asset value,
 beginning of period      $   1.00    $   1.00   $   1.00    $   1.00
------------------------  --------    --------   --------    --------
Income from investment
 operations:
 Net investment income      0.0433      0.0493     0.0337      0.0048
------------------------  --------    --------   --------    --------
Less distributions:
 Dividends from net
   investment income       (0.0433)    (0.0493)   (0.0337)    (0.0048)
------------------------  --------    --------   --------    --------
Net asset value, end of
 period                   $   1.00    $   1.00   $   1.00    $   1.00
========================  ========    ========   ========    ========
Total return(a)               4.41%       5.04%      3.42%       2.27%(e)
========================  ========    ========   ========    ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $315,470    $293,450   $359,952    $241,778
========================  ========    ========   ========    ========
Ratio of expenses to
 average net assets           1.08%(b)(c) 1.04%      0.99%(g)    1.00%(e)
========================  ========    ========   ========    ========
Ratio of net investment
 income to average net
 assets                       4.32%(b)    4.92%      3.49%(g)    2.27%(e)
========================  ========    ========   ========    ========

(a) Does not deduct sales charges or contingent deferred sales charges, where applicable.
(b) Ratios are based on average daily net assets as follows: Class A Shares - $266,627,474, Class B Shares - $99,033,713 and Class C Shares - $385,881,111.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly the ratio of expenses to average daily net assets would have been the same.
(d) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.06% and 3.44% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.
(e) Annualized.
(f) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.87% and 3.05% for 1994 and 1.95% (annualized) and 1.34% (annualized) for 1993.
(g) Ratios of expenses and net investment income to average daily net assets prior to waiver of advisory fees are 1.08% and 3.40% for 1994 and 1.20% (annualized) and 2.07% (annualized) for 1993.

NOTE 6-SUBSEQUENT EVENT

On November 4, 1996, A I M Management Group Inc. ("AIM Management") and INVESCO plc announced the execution of an agreement and plan of merger pursuant to which AIM Management will be merged with and into a direct wholly-owned subsidiary of INVESCO plc. AIM Management is the parent company of the Fund's advisor. The merger is expected to take place during the first quarter of 1997.

                     INDEPENDENT AUDITORS' REPORT

                     The Board of Trustees and Shareholders of
                     AIM Money Market Fund:

                     We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the period October 16, 1993 (date operations commenced) through December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                       We conducted our audits in accordance with generally
                     accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                       In our opinion, the financial statements and financial
                     highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the period October 16, 1993 (date operations commenced) through December 31, 1993, in conformity with generally accepted accounting principles.

                                                   KPM Peat Marwick LLP

                     Houston, Texas
                     February 7, 1997

                                                             Trustees & Officers

BOARD OF TRUSTEES                       OFFICERS                                 OFFICE OF THE FUND
Charles T. Bauer                        Charles T. Bauer                         11 Greenway Plaza
Chairman and Chief Executive Officer    Chairman                                 Suite 1919
A I M Management Group Inc.                                                      Houston, TX 77046
                                        Robert H. Graham
Bruce L. Crockett                       President                                INVESTMENT ADVISOR
Formerly Director, President, and
Chief Executive Officer                 John J. Arthur                           A I M Advisors, Inc.
COMSAT Corporation                      Senior Vice President and Treasurer      11 Greenway Plaza
                                                                                 Suite 1919
Owen Daly II                            Carol F. Relihan                         Houston, TX 77046
Director                                Senior Vice President and Secretary
Cortland Trust Inc.                                                              TRANSFER AGENT
                                        Gary T. Crum
Carl Frischling                         Senior Vice President                    A I M Fund Services, Inc.
Partner                                                                          P.O. Box 4739
Kramer, Levin, Naftalis & Frankel       Scott G. Lucas                           Houston, TX 77210-4739
                                        Senior Vice President
Robert H. Graham                                                                 CUSTODIAN
President and Chief Operating Officer   Dana R. Sutton
A I M Management Group Inc.             Vice President and Assistant Treasurer   State Street Bank & Trust Company
                                                                                 225 Franklin Street
John F. Kroeger                         Robert G. Alley                          Boston, MA 02110
Formerly Consultant                     Vice President
Wendell & Stockel Associates, Inc.                                               COUNSEL TO THE FUND
                                        Stuart W. Coco
Lewis F. Pennock                        Vice President                           Ballard Spahr
Attorney                                                                         Andrews & Ingersoll
                                        Melville B. Cox                          1735 Market Street
Ian W. Robinson                         Vice President                           Philadelphia, PA 19103
Consultant; Formerly Executive
Vice President and                      Karen Dunn Kelley                        COUNSEL TO THE TRUSTEES
Chief Financial Officer                 Vice President
Bell Atlantic Management                                                         Kramer, Levin, Naftalis & Frankel
Services, Inc.                          Jonathan C. Schoolar                     919 Third Avenue
                                        Vice President                           New York, NY 10022
Louis S. Sklar
Executive Vice President                P. Michelle Grace                        DISTRIBUTOR
Hines Interests                         Assistant Secretary
Limited Partnership                                                              A I M Distributors, Inc.
                                        David L. Kite                            11 Greenway Plaza
                                        Assistant Secretary                      Suite 1919 Houston, TX 77046

                                        Nancy L. Martin                          AUDITORS
                                        Assistant Secretary
                                                                                 KPMG Peat Marwick LLP
                                        Ofelia M. Mayo                           700 Louisiana
                                        Assistant Secretary                      NationsBank Bldg.
                                                                                 Houston, TX 77002
                                        Kathleen J. Pflueger
                                        Assistant Secretary

                                        Samuel D. Sirko
                                        Assistant Secretary

                                        Stephen I. Winer
                                        Assistant Secretary

                                        Mary J. Benson
                                        Assistant Treasurer


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                                THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--

                                                                AGGRESSIVE GROWTH
                                                                AIM Aggressive Growth Fund*
                                                                AIM Capital Development Fund
                                                                AIM Constellation Fund
                                                                AIM Global Aggressive Growth Fund

                                                                GROWTH
                                                                AIM Blue Chip Fund
                                                                AIM Global Growth Fund
                 [PHOTO OF                                      AIM Growth Fund
            11 Greenway Plaza                                   AIM International Equity Fund
               APPEARS HERE]                                    AIM Value Fund
                                                                AIM Weingarten Fund

                                                                GROWTH AND INCOME
                                                                AIM Balanced Fund
                                                                AIM Charter Fund

                                                                INCOME AND GROWTH
                                                                AIM Global Utilities Fund

                                                                HIGH CURRENT INCOME
                                                                AIM High Yield Fund

                                                                CURRENT INCOME
                                                                AIM Global Income Fund
                                                                AIM Income Fund

                                                                CURRENT TAX-FREE INCOME
                                                                AIM Municipal Bond Fund
                                                                AIM Tax-Exempt Bond Fund of CT
                                                                AIM Tax-Free Intermediate Shares

                                                                CURRENT INCOME AND HIGH DEGREE OF SAFETY
                                                                AIM Intermediate Government Fund

                                                                HIGH DEGREE OF SAFETY AND CURRENT INCOME
                                                                AIM Limited Maturity Treasury Shares

A I M Management Group Inc. has provided                        STABILITY, LIQUIDITY, AND CURRENT INCOME
leadership in the mutual fund industry                          AIM Money Market Fund
since 1976 and manages approximately $70
billion in assets for more than 3.5                             STABILITY, LIQUIDITY, AND CURRENT TAX-FREE INCOME
million shareholders, including                                 AIM Tax-Exempt Cash Fund
individual investors, corporate clients,
and financial institutions as of                                *AIM Aggressive Growth Fund was closed to new
February 11, 1997. The AIM Family of                            investors on July 18, 1995. For more complete
Funds--Registered Trademark-- is distributed                    information about any AIM Fund(s), including
nationwide, and AIM today ranks among the                       charges and expenses, ask your financial
nation's top 15 mutual fund companies in                        consultant or securities dealer for a free
assets under management, according to Lipper                    prospectus(es). Please read the prospectus(es)
Analytical Services, Inc.                                       carefully before you invest or send money.

[AIM LOGO APPEARS HERE]                                                                       ---------------
                                                                                                 BULK RATE
A I M Distributors, Inc.                                                                        U.S. POSTAGE
11 Greenway Plaza, Suite 1919                                                                       PAID
Houston, TX 77046                                                                                HOUSTON, TX
                                                                                              Permit No. 1919
                                                                                              ---------------
